Summary of Unaudited Financial Information For lessees Operators (Detail) (USD $)	3 Months Ended															12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
(Deficit) equity	$ 326,567,899								$ 241,712,392							$ 326,567,899	$ 241,712,392
Revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]	123,172,056	97,048,496		89,402,273
Income from continuing operations																2,395,785	6,333,974		3,464,817
Net income	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]	5,138,348	6,205,771		3,831,096
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]	123,172,056	97,048,496		89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]	8,593,429	11,313,124		20,369,205
Saber Health Group
Current assets									60,101,714	[8]							60,101,714	[8]
Noncurrent assets									14,836,834	[8]							14,836,834	[8]
Current liabilities									42,805,808	[8]							42,805,808	[8]
Noncurrent liabilities									35,822,405	[8]							35,822,405	[8]
(Deficit) equity									(3,749,665)	[8]							(3,749,665)	[8]
Revenues																	253,149,467	[8]
Gross profit																	12,852,928	[8]
Income from continuing operations																	11,765,523	[8]
Net income																	5,942,277	[8]
Saber Health Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Current assets									60,101,714	[8]							60,101,714	[8]
Noncurrent assets									14,836,834	[8]							14,836,834	[8]
Noncurrent liabilities									35,822,405	[8]							35,822,405	[8]
(Deficit) equity									(3,749,665)	[8]							(3,749,665)	[8]
Revenues																	253,149,467	[8]
Gross profit																	12,852,928	[8]
Net income																	5,942,277	[8]
Daybreak Healthcare
Current assets									20,268,519	[8]							20,268,519	[8]
Noncurrent assets									33,730,570	[8]							33,730,570	[8]
Current liabilities									43,808,258	[8]							43,808,258	[8]
Noncurrent liabilities									48,613,081	[8]							48,613,081	[8]
(Deficit) equity									(38,422,250)	[8]							(38,422,250)	[8]
Revenues																	243,231,294	[8]
Gross profit																	5,338,258	[8]
Income from continuing operations																	1,869,985	[8]
Net income																	2,065,042	[8]
Daybreak Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Current assets									20,268,519	[8]							20,268,519	[8]
Noncurrent assets									33,730,570	[8]							33,730,570	[8]
Current liabilities									43,808,258	[8]							43,808,258	[8]
Noncurrent liabilities									48,613,081	[8]							48,613,081	[8]
(Deficit) equity									(38,422,250)	[8]							(38,422,250)	[8]
Revenues																	243,231,294	[8]
Gross profit																	5,338,258	[8]
Income from continuing operations																	1,869,985	[8]
Net income																	$ 2,065,042	[8]

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
[8]	Represents the financial information as of December 31, 2011 as the December 31, 2012 financial information was not available as of and for the year ended December 31, 2012 at the time of this filing.